Stock-Based Compensation - Restricted Share Units (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Performance-Based Restricted Share Units with Market Condition
Shares Granted
Outstanding at the beginning of the period (in shares)	1,640,000	3,280,000	1,640,000
Awarded (in shares)	0	0	1,640,000
Vested (in shares)	0	0	0
Cancelled (in shares)	(1,640,000)	(1,640,000)	0
Outstanding at the end of the period (in shares)	0	1,640,000	3,280,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 9.66	$ 9.04	$ 8.43
Awarded (in dollars per share)	0	0	9.66
Vested (in dollars per share)	0	0	0
Cancelled (in dollars per share)	9.66	8.43	0
Outstanding at the end of the period (in dollars per share)	$ 0	$ 9.66	$ 9.04
Unrecognized compensation cost	$ 0.0	$ 0.0
Number of shares vested	0	0	0
Service Based Restricted Stock Units RSU
Shares Granted
Outstanding at the beginning of the period (in shares)	1,242,000	2,810,000	5,110,000
Awarded (in shares)	150,000	69,000	144,000
Vested (in shares)	(1,065,000)	(1,539,000)	(2,191,000)
Cancelled (in shares)	(17,000)	(98,000)	(253,000)
Outstanding at the end of the period (in shares)	310,000	1,242,000	2,810,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 41.99	$ 43.37	$ 43.71
Awarded (in dollars per share)	11.21	8.06	17.27
Vested (in dollars per share)	44.63	42.96	43.04
Cancelled (in dollars per share)	36.75	42.21	38.66
Outstanding at the end of the period (in dollars per share)	$ 18.37	$ 41.99	$ 43.37
Unrecognized compensation cost	$ 2.9	$ 29.6
Expected weighted-average recognition period for unrecognized compensation cost	2 years 1 month 6 days	10 months 24 days
Number of shares vested	1,065,000	1,539,000	2,191,000
Total fair value vested	$ 47.5	$ 66.1	$ 94.3